Leases (Tables)	12 Months Ended
Oct. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases	The components of lease expense and supplemental cash flow information related to leases for the period are as follows:
Year Ended
Lease Cost	October 31, 2023
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$226,057

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$222,296
Weighted average remaining lease term – operating leases (in years)	2.57
Average discount rate – operating lease	4.70%

Schedule of Supplemental Balance Sheet Information Related to Leases	The supplemental balance sheet information related to leases is as follows:
	October 31,	October 31,
Operating leases	2023	2022
Right-of-use assets	$540,172	$725,903

Operating lease liabilities	$391,092	$768,185

Schedule of Undiscounted Future Minimum Lease Payment Schedule	The undiscounted future minimum lease payment schedule as follows:
For the years ending October 31,	Amounts
2024	222,296
2025	203,491
2026	-
Total	425,787